Quarterly Report
September 30, 2022
Elfun Income Fund

Elfun Income Fund
Quarterly Report
September 30, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	18

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.0% †
U.S. Treasuries - 33.1%
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	$5,227,000	$3,620,329
2.25%, 08/15/46 (a)	1,518,000	1,092,486
2.38%, 02/15/42	1,059,000	811,459
3.00%, 08/15/48 (a)	2,843,000	2,402,779
U.S. Treasury Notes
0.25%, 07/31/25 (a)	6,424,400	5,741,306
0.63%, 10/15/24	2,555,000	2,374,753
0.75%, 12/31/23	6,679,000	6,391,490
0.75%, 01/31/28 (a)	15,045,000	12,664,834
1.13%, 01/15/25	3,658,000	3,407,370
1.25%, 11/30/26	1,144,000	1,018,160
1.50%, 02/29/24	4,713,000	4,531,660
1.63%, 05/15/31	8,747,000	7,343,380
1.75%, 01/31/29	1,758,000	1,535,228
2.63%, 02/15/29 (a)	1,518,000	1,398,576
2.88%, 05/15/32	1,269,000	1,174,023
		55,507,833
Agency Mortgage Backed - 22.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	4,577,253	4,040,982
4.50%, 06/01/33 - 02/01/35 (a)	6,399	6,270
5.00%, 07/01/35 (a)	52,507	52,651
5.50%, 01/01/38 - 04/01/39 (a)	84,069	86,220
6.00%, 06/01/33 - 11/01/37 (a)	187,854	196,030
7.00%, 01/01/27 - 08/01/36 (a)	43,520	46,017
7.50%, 11/01/29 - 09/01/33 (a)	5,726	5,979
8.00%, 11/01/30 (a)	2,087	2,194
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	5,251,193	4,426,153
3.50%, 08/01/45 - 01/01/48 (a)	3,697,089	3,379,934
4.00%, 01/01/41 - 01/01/50 (a)	1,995,907	1,881,493
4.50%, 07/01/33 - 12/01/48 (a)	1,053,656	1,022,283
5.00%, 03/01/34 - 05/01/39 (a)	109,598	109,962
5.50%, 12/01/32 - 01/01/39 (a)	296,524	303,380
6.00%, 01/01/29 - 05/01/41 (a)	691,928	721,152
6.50%, 08/01/28 - 08/01/36 (a)	33,668	34,843
7.00%, 10/01/32 - 02/01/34 (a)	7,382	7,663
7.50%, 12/01/26 - 03/01/33 (a)	21,897	22,850
8.00%, 06/01/24 - 10/01/31 (a)	4,531	4,649
8.50%, 04/01/30 (a)	1,119	1,208
Federal National Mortgage Assoc. 1.60% + 3 month USD LIBOR
2.97%, 04/01/37 (a)(b)	1,898	1,877
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 10/01/37 - 10/01/52 (c)	$6,618,052	$5,422,480
2.50%, 10/01/52 (c)	2,240,902	1,880,197
3.00%, 10/01/52 (c)	1,121,007	973,876
3.50%, 10/01/52 (c)	1,736,811	1,560,893
4.00%, 10/01/52 (c)	992,677	920,006
4.50%, 10/01/52 (c)	1,221,475	1,162,288
5.00%, 10/01/52 (c)	248,989	242,552
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	3,886,611	3,500,381
3.50%, 08/20/48 (a)	745,136	686,660
4.00%, 01/20/41 - 04/20/43 (a)	637,204	610,709
4.50%, 08/15/33 - 03/20/41 (a)	297,861	292,904
5.00%, 08/15/33 (a)	16,985	17,268
6.00%, 04/15/27 - 04/15/35 (a)	100,270	104,957
6.50%, 03/15/24 - 09/15/36 (a)	35,865	37,633
7.00%, 11/15/27 - 10/15/36 (a)	28,493	29,963
7.50%, 03/15/23 - 10/15/28 (a)	5,969	6,147
8.00%, 09/15/27 - 06/15/30 (a)	16,788	17,195
Government National Mortgage Assoc. TBA
2.00%, 10/01/52 (c)	2,506,227	2,081,374
2.50%, 10/01/52 (c)	1,514,514	1,298,063
4.00%, 10/01/52 (c)	595,406	555,245
		37,754,581
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (b)(d)	584,660	1,751
2.51%, 07/25/29	745,000	658,481
4.05%, 09/25/28 (b)	300,000	291,878
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	17,186	220
5.50%, 06/15/33 (d)	16,326	2,710
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	309	286
8.00%, 02/01/23 (d)**	20	—
8.00%, 07/01/24 (d)	310	17
Federal National Mortgage Assoc. REMIC
1.15%, 12/25/42 (b)(d)	128,578	4,500
5.00%, 02/25/40 - 09/25/40 (d)	36,328	4,020
Federal National Mortgage Assoc. REMIC 6.00% - 3 month USD LIBOR
2.92%, 07/25/38 (b)(d)	17,401	1,521
Federal National Mortgage Assoc. REMIC 6.55% - 3 month USD LIBOR
3.47%, 11/25/41 (b)(d)	1,832,866	219,108
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (e)	17,652	13,756
4.50%, 08/25/35 - 01/25/36 (d)	31,739	4,118

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.00%, 03/25/38 - 05/25/38 (d)	$19,391	$2,987
5.50%, 12/25/33 (d)	5,728	1,084
6.00%, 01/25/35 (d)	22,605	4,007
7.50%, 11/25/23 (d)	430	10
8.00%, 08/25/23 (d)**	14	—
8.00%, 07/25/24 (d)	632	34
		1,210,488
Asset Backed - 0.4%
Chase Funding Trust 2004-1
4.99%, 11/25/33 (f)	70,192	69,202
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	261,588	261,524
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	394,333	389,386
		720,112
Corporate Notes - 31.1%
3M Co.
3.13%, 09/19/46 (a)	19,000	12,567
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	263,000	226,882
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	27,188
4.90%, 11/30/46 (a)	66,000	63,483
AbbVie Inc.
2.60%, 11/21/24 (a)	111,000	105,735
3.20%, 05/14/26 - 11/21/29 (a)	148,000	132,910
4.05%, 11/21/39 (a)	46,000	37,253
4.25%, 11/21/49 (a)	93,000	74,625
4.40%, 11/06/42 (a)	33,000	27,398
4.63%, 10/01/42 (a)	7,000	5,949
4.70%, 05/14/45 (a)	13,000	11,044
4.88%, 11/14/48 (a)	10,000	8,781
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	179,000	154,019
Advanced Micro Devices Inc.
4.39%, 06/01/52 (a)	70,000	59,286
AEP Texas Inc.
3.45%, 05/15/51 (a)	112,000	77,911
Aetna Inc.
3.50%, 11/15/24 (a)	51,000	49,590
Aircastle Ltd.
4.25%, 06/15/26 (a)	78,000	69,948
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	189,206
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	192,550
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	46,000	32,382
2.95%, 03/15/34 (a)	77,000	59,566
3.55%, 03/15/52 (a)	62,000	42,244
4.70%, 07/01/30 (a)	20,000	18,691
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	56,000	38,202
4.00%, 02/04/61 (a)	20,000	12,272
4.25%, 08/09/42 (a)	6,000	4,101
4.45%, 05/06/50 (a)	27,000	18,039
4.50%, 05/02/43 (a)	20,000	14,089
	Principal Amount	Fair Value
Amazon.com Inc.
1.50%, 06/03/30 (a)	$33,000	$26,046
2.50%, 06/03/50 (a)	38,000	23,703
2.70%, 06/03/60 (a)	30,000	17,774
2.88%, 05/12/41 (a)	67,000	48,870
3.15%, 08/22/27 (a)	15,000	13,979
3.25%, 05/12/61 (a)	51,000	34,337
4.05%, 08/22/47 (a)	16,000	13,582
4.25%, 08/22/57 (a)	10,000	8,352
Ameren Corp.
2.50%, 09/15/24 (a)	159,000	150,963
3.65%, 02/15/26 (a)	28,000	26,587
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	35,000	27,955
3.25%, 03/01/50 (a)	15,000	9,660
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	10,000	9,250
American Tower Corp.
1.50%, 01/31/28 (a)	124,000	99,322
2.90%, 01/15/30 (a)	45,000	36,942
3.70%, 10/15/49 (a)	26,000	17,773
3.80%, 08/15/29 (a)	54,000	47,443
American Water Capital Corp.
2.95%, 09/01/27 (a)	35,000	31,770
Amgen Inc.
2.00%, 01/15/32 (a)	77,000	58,870
2.45%, 02/21/30 (a)	20,000	16,509
3.00%, 01/15/52 (a)	43,000	27,145
3.15%, 02/21/40 (a)	76,000	54,804
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	162,514
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	74,000	71,150
4.70%, 02/01/36 (a)	22,000	19,834
4.90%, 02/01/46 (a)	48,000	41,601
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	51,000	45,504
4.00%, 04/13/28 (a)	12,000	11,398
4.35%, 06/01/40 (a)	50,000	42,316
4.38%, 04/15/38 (a)	70,000	59,837
4.60%, 04/15/48 (a)	27,000	22,382
4.75%, 04/15/58 (a)	23,000	18,723
5.55%, 01/23/49 (a)	50,000	47,034
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 3.00% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (b)(g)	209,000	202,483
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	78,000	48,447
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	53,000	45,462
Apple Inc.
2.65%, 02/08/51 (a)	61,000	40,027
2.80%, 02/08/61 (a)	53,000	33,214
2.95%, 09/11/49 (a)	30,000	21,176

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.35%, 02/09/27 (a)	$16,000	$15,281
3.45%, 02/09/45 (a)	69,000	54,361
3.85%, 08/04/46 (a)	49,000	40,588
3.95%, 08/08/52	65,000	54,192
Applied Materials Inc.
4.35%, 04/01/47 (a)	27,000	23,297
Aptiv PLC
4.40%, 10/01/46 (a)	19,000	13,678
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	24,000	22,072
Ares Capital Corp.
2.88%, 06/15/28 (a)	171,000	134,555
3.25%, 07/15/25 (a)	352,000	321,693
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	83,000	56,452
Ascension Health
4.85%, 11/15/53 (a)	59,000	57,565
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(g)	200,000	167,364
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	109,000	91,853
AstraZeneca PLC
3.00%, 05/28/51 (a)	51,000	35,258
4.00%, 01/17/29 (a)	15,000	14,225
4.38%, 08/17/48 (a)	7,000	6,137
AT&T Inc.
1.70%, 03/25/26 (a)	292,000	259,588
2.30%, 06/01/27 (a)	76,000	66,562
2.75%, 06/01/31 (a)	154,000	123,485
3.85%, 06/01/60 (a)	70,000	47,092
4.35%, 03/01/29 (a)	55,000	51,431
4.50%, 05/15/35 (a)	51,000	44,151
4.55%, 03/09/49 (a)	24,000	19,154
4.75%, 05/15/46 (a)	14,000	11,729
4.85%, 03/01/39 (a)	41,000	35,556
Athene Holding Ltd.
4.13%, 01/12/28 (a)	32,000	28,802
6.15%, 04/03/30 (a)	76,000	73,205
Avangrid Inc.
3.15%, 12/01/24 (a)	77,000	73,584
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	112,000	96,632
Bank of America Corp.
3.25%, 10/21/27 (a)	52,000	46,653
4.18%, 11/25/27 (a)	95,000	88,022
4.25%, 10/22/26 (a)	75,000	71,335
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	156,000	126,658
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	112,000	68,561
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	26,000	24,609
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	36,000	31,934
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	$101,000	$91,923
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	102,000	82,423
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	61,000	44,886
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	49,000	40,400
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	13,000	11,860
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	103,000	85,034
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	7,000	6,657
BAT Capital Corp.
2.73%, 03/25/31 (a)	75,000	55,430
4.39%, 08/15/37 (a)	51,000	36,435
4.54%, 08/15/47 (a)	20,000	13,322
4.70%, 04/02/27 (a)	48,000	44,830
4.91%, 04/02/30 (a)	50,000	44,048
BAT International Finance PLC
1.67%, 03/25/26 (a)	48,000	41,463
Baxter International Inc.
1.92%, 02/01/27 (a)	244,000	211,746
2.27%, 12/01/28 (a)	148,000	122,306
2.54%, 02/01/32 (a)	61,000	47,451
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	11,000	7,147
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	38,000	35,386
4.67%, 06/06/47 (a)	8,000	6,884
4.69%, 12/15/44 (a)	5,000	4,279
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	15,000	13,601
3.70%, 07/15/30 (a)	56,000	50,436
3.80%, 07/15/48 (a)	18,000	13,480
4.25%, 10/15/50 (a)	50,000	40,364
6.13%, 04/01/36 (a)	8,000	8,114
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	145,000	93,423
3.85%, 03/15/52 (a)	103,000	79,092
4.25%, 01/15/49 (a)	27,000	22,598
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	144,000	135,343
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	10,000	9,458
Biogen Inc.
2.25%, 05/01/30 (a)	21,000	16,599

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Block Financial LLC
2.50%, 07/15/28 (a)	$72,000	$59,606
3.88%, 08/15/30 (a)	21,000	17,922
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	49,000	45,071
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,253
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	59,000	38,315
3.38%, 02/08/61 (a)	84,000	54,890
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	109,000	100,180
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	76,000	65,630
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	52,000	40,122
2.35%, 11/13/40 (a)	26,000	17,368
2.95%, 03/15/32 (a)	70,000	60,090
3.20%, 06/15/26 (a)	25,000	23,686
3.40%, 07/26/29 (a)	16,000	14,536
3.55%, 03/15/42 (a)	30,000	23,539
4.13%, 06/15/39 (a)	37,000	32,310
4.25%, 10/26/49 (a)	37,000	30,998
4.35%, 11/15/47 (a)	2,000	1,710
4.55%, 02/20/48 (a)	8,000	7,028
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	101,000	81,752
3.90%, 03/15/27 (a)	21,000	19,094
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	29,000	20,333
3.19%, 11/15/36 (a)(g)	4,000	2,739
3.42%, 04/15/33 (a)(g)	66,000	50,638
3.47%, 04/15/34 (a)(g)	8,000	6,016
4.15%, 11/15/30 (a)	31,000	26,794
4.30%, 11/15/32 (a)	50,000	42,118
4.93%, 05/15/37 (a)(g)	41,000	33,918
Brooklyn Union Gas Co.
4.87%, 08/05/32 (g)	200,000	182,830
Brown-Forman Corp.
4.00%, 04/15/38 (a)	8,000	6,702
Brunswick Corp.
2.40%, 08/18/31 (a)	187,000	130,221
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	10,000	9,183
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	46,000	38,180
4.55%, 09/01/44 (a)	66,000	57,652
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	9,000	7,105
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	34,000	31,368
4.95%, 06/01/47 (a)	26,000	22,112
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	103,000	90,250
2.45%, 12/02/31 (a)	89,000	71,332
3.00%, 12/02/41 (a)	31,000	22,145
3.10%, 12/02/51 (a)	31,000	20,445
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$176,000	$172,517
Capital One Financial Corp.
3.75%, 07/28/26 (a)	86,000	79,557
Cardinal Health Inc.
3.08%, 06/15/24 (a)	18,000	17,399
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	112,000	82,938
Carrier Global Corp.
2.72%, 02/15/30 (a)	48,000	39,618
3.58%, 04/05/50 (a)	53,000	36,629
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	75,000	55,342
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	52,000	40,186
3.75%, 02/15/52 (a)	59,000	39,981
Centene Corp.
3.00%, 10/15/30 (a)	49,000	38,780
3.38%, 02/15/30 (a)	223,000	182,311
4.25%, 12/15/27 (a)	370,000	338,210
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	80,000	63,899
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	68,000	43,444
3.70%, 04/01/51 (a)	127,000	77,151
4.80%, 03/01/50 (a)	102,000	72,952
5.05%, 03/30/29 (a)	25,000	22,965
5.75%, 04/01/48 (a)	27,000	21,832
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	144,000	144,353
7.00%, 06/30/24 (a)	282,000	286,591
Chevron Corp.
2.24%, 05/11/30 (a)	23,000	19,145
3.08%, 05/11/50 (a)	25,000	17,757
Chevron USA Inc.
3.85%, 01/15/28 (a)	92,000	87,502
3.90%, 11/15/24 (a)	26,000	25,626
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	53,000	43,698
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	35,000	29,629
Church & Dwight Company Inc.
2.30%, 12/15/31 (a)	56,000	44,045
Cigna Corp.
2.40%, 03/15/30 (a)	46,000	37,552
3.25%, 04/15/25 (a)	42,000	40,179
3.40%, 03/01/27 - 03/15/50 (a)	44,000	37,121
3.75%, 07/15/23 (a)	12,000	11,903
3.88%, 10/15/47 (a)	9,000	6,565
4.13%, 11/15/25 (a)	65,000	63,109
4.38%, 10/15/28 (a)	17,000	16,054
4.80%, 08/15/38 (a)	15,000	13,311
4.90%, 12/15/48 (a)	7,000	6,063
Cintas Corp. No 2
4.00%, 05/01/32 (a)	155,000	142,739
Cisco Systems Inc.
5.90%, 02/15/39 (a)	24,000	24,962
Citigroup Inc.
4.45%, 09/29/27 (a)	12,000	11,132

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.65%, 07/23/48 (a)	$103,000	$83,647
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	77,000	59,144
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	36,000	29,580
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	22,000	17,747
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	94,000	75,544
CME Group Inc.
2.65%, 03/15/32 (a)	55,000	45,207
CMS Energy Corp.
4.88%, 03/01/44 (a)	81,000	69,667
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	115,000	112,487
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	419,383
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	60,208
Comcast Corp.
2.65%, 08/15/62 (a)	36,000	19,427
2.80%, 01/15/51 (a)	43,000	26,153
2.89%, 11/01/51 (a)	37,000	23,111
2.94%, 11/01/56 (a)	54,000	32,237
2.99%, 11/01/63 (a)	37,000	21,464
3.20%, 07/15/36 (a)	46,000	35,615
3.25%, 11/01/39 (a)	61,000	44,859
3.97%, 11/01/47 (a)	55,000	42,067
4.15%, 10/15/28 (a)	43,000	40,612
CommonSpirit Health
4.35%, 11/01/42	130,000	101,681
Conagra Brands Inc.
5.30%, 11/01/38 (a)	19,000	16,664
5.40%, 11/01/48 (a)	11,000	9,606
ConocoPhillips Co.
4.30%, 11/15/44 (a)	45,000	37,395
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	44,000	40,085
3.35%, 04/01/30 (a)	20,000	17,621
3.88%, 06/15/47 (a)	22,000	16,635
3.95%, 04/01/50 (a)	18,000	13,900
Constellation Brands Inc.
3.15%, 08/01/29 (a)	102,000	87,785
3.70%, 12/06/26 (a)	45,000	42,356
4.50%, 05/09/47 (a)	35,000	28,296
Continental Resources Inc.
2.88%, 04/01/32 (a)(g)	80,000	58,446
3.80%, 06/01/24 (a)	368,000	356,886
Corebridge Financial Inc.
3.90%, 04/05/32 (a)(g)	240,000	202,536
Corning Inc.
4.38%, 11/15/57 (a)	22,000	16,400
Corporate Office Properties LP
2.00%, 01/15/29 (a)	85,000	64,117
2.25%, 03/15/26 (a)	69,000	60,314
2.75%, 04/15/31 (a)	42,000	31,088
	Principal Amount	Fair Value
Crown Castle Inc.
2.90%, 03/15/27 (a)	$170,000	$151,154
3.30%, 07/01/30 (a)	141,000	118,165
4.15%, 07/01/50 (a)	30,000	22,241
5.20%, 02/15/49 (a)	31,000	26,770
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	103,000	93,883
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	79,000	66,486
CubeSmart LP
2.50%, 02/15/32 (a)	94,000	70,655
4.38%, 02/15/29 (a)	66,000	61,024
Cummins Inc.
1.50%, 09/01/30 (a)	51,000	39,278
2.60%, 09/01/50 (a)	51,000	31,811
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	47,148
3.25%, 08/15/29 (a)	40,000	35,015
3.63%, 04/01/27 (a)	49,000	45,881
3.75%, 04/01/30 (a)	35,000	31,178
3.88%, 07/20/25 (a)	24,000	23,280
4.25%, 04/01/50 (a)	23,000	18,003
4.30%, 03/25/28 (a)	4,000	3,783
4.78%, 03/25/38 (a)	26,000	22,787
5.00%, 12/01/24 (a)	59,000	58,661
5.13%, 07/20/45 (a)	27,000	23,631
5.30%, 12/05/43 (a)	51,000	45,781
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)(g)	274,000	236,232
2.38%, 12/14/28 (a)(g)	155,000	126,559
2.50%, 12/14/31 (a)(g)	155,000	117,378
Danaher Corp.
2.80%, 12/10/51 (a)	130,000	82,897
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	83,000	81,377
5.45%, 06/15/23 (a)	11,000	11,027
6.02%, 06/15/26 (a)	11,000	11,044
8.35%, 07/15/46 (a)	2,000	2,166
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	259,850
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	130,761
Devon Energy Corp.
5.00%, 06/15/45 (a)	15,000	12,499
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	45,000	38,445
3.25%, 11/15/39 (a)	24,000	18,230
3.40%, 11/15/49 (a)	10,000	7,114
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	69,000	55,972
3.25%, 12/01/26 (a)	43,000	39,673
3.50%, 12/01/29 (a)	35,000	30,215
4.40%, 03/24/51 (a)	25,000	18,881
Digital Realty Trust LP
3.60%, 07/01/29 (a)	80,000	70,074
Discover Bank
2.70%, 02/06/30 (a)	250,000	195,965
Discovery Communications LLC
2.95%, 03/20/23 (a)	94,000	93,252
3.95%, 03/20/28 (a)	28,000	24,586

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.95%, 05/15/42 (a)	$7,000	$5,167
5.00%, 09/20/37 (a)	10,000	7,926
Dollar General Corp.
3.50%, 04/03/30 (a)	29,000	25,438
4.13%, 04/03/50 (a)	44,000	34,341
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	49,431
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	66,000	63,282
3.38%, 04/01/30 (a)	76,000	65,495
Dover Corp.
2.95%, 11/04/29 (a)	51,000	43,854
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	20,066
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	26,000	20,385
Duke Energy Corp.
2.55%, 06/15/31 (a)	114,000	89,259
3.30%, 06/15/41 (a)	102,000	71,113
3.50%, 06/15/51 (a)	87,000	58,679
3.75%, 09/01/46 (a)	146,000	103,464
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	118,018
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	33,000	26,611
Duke Realty LP
3.05%, 03/01/50 (a)	20,000	13,402
3.25%, 06/30/26 (a)	20,000	18,470
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	10,000	8,986
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	64,000	56,557
Eastman Chemical Co.
4.65%, 10/15/44 (a)	50,000	39,376
Eaton Corp.
3.10%, 09/15/27 (a)	24,000	21,991
Ecolab Inc.
1.30%, 01/30/31 (a)	51,000	38,339
Edison International
4.95%, 04/15/25 (a)	121,000	118,670
5.75%, 06/15/27 (a)	16,000	15,686
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	35,000	28,613
Electronic Arts Inc.
1.85%, 02/15/31 (a)	61,000	47,052
Elevance Health Inc.
2.88%, 09/15/29 (a)	26,000	22,205
3.30%, 01/15/23 (a)	51,000	50,845
3.60%, 03/15/51 (a)	27,000	19,422
3.70%, 09/15/49 (a)	26,000	19,013
Emera US Finance LP
2.64%, 06/15/31 (a)	112,000	87,376
Emerson Electric Co.
1.80%, 10/15/27 (a)	33,000	28,543
2.75%, 10/15/50 (a)	32,000	20,650
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	76,000	62,271
1.78%, 03/17/31 (a)(g)	58,000	43,230
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	6,000	5,480
Enbridge Inc.
1.60%, 10/04/26 (a)	211,000	182,661
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	$129,000	$115,455
Energy Transfer LP
4.25%, 03/15/23 (a)	67,000	66,692
4.50%, 04/15/24 (a)	46,000	45,362
4.95%, 06/15/28 (a)	19,000	17,758
5.30%, 04/01/44 - 04/15/47 (a)	83,000	66,341
5.35%, 05/15/45 (a)	67,000	54,045
6.13%, 12/15/45 (a)	8,000	6,991
6.50%, 02/01/42 (a)	42,000	39,064
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	246,109
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	30,000	29,737
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	61,000	47,167
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	20,000	16,805
EOG Resources Inc.
4.15%, 01/15/26 (a)	5,000	4,875
4.95%, 04/15/50 (a)	24,000	22,431
5.10%, 01/15/36 (a)	15,000	13,962
Equinix Inc.
1.25%, 07/15/25 (a)	95,000	84,970
2.15%, 07/15/30 (a)	72,000	55,194
Equinor ASA
3.25%, 11/18/49 (a)	50,000	35,825
ERP Operating LP
4.50%, 07/01/44 (a)	21,000	17,768
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	28,000	17,391
Eversource Energy
3.45%, 01/15/50 (a)	49,000	34,093
Exelon Corp.
4.05%, 04/15/30 (a)	76,000	68,881
4.45%, 04/15/46 (a)	50,000	40,917
4.70%, 04/15/50 (a)	50,000	41,906
Extra Space Storage LP
3.90%, 04/01/29 (a)	45,000	39,941
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	80,000	67,910
3.45%, 04/15/51 (a)	80,000	59,486
FedEx Corp.
4.10%, 02/01/45 (a)	100,000	72,279
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	78,000	44,638
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	62,000	53,602
1.65%, 03/01/28 (a)	56,000	45,872
3.10%, 03/01/41 (a)	11,000	7,315
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	84,000	65,243
Fiserv Inc.
3.50%, 07/01/29 (a)	19,000	16,557

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.40%, 07/01/49 (a)	$19,000	$14,728
Florida Power & Light Co.
2.85%, 04/01/25 (a)	132,000	126,279
4.13%, 02/01/42 (a)	35,000	29,301
Flowers Foods Inc.
2.40%, 03/15/31 (a)	58,000	45,522
Flowserve Corp.
2.80%, 01/15/32 (a)	79,000	56,576
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	49,815
Ford Motor credit Company LLC
2.90%, 02/10/29 (a)	200,000	151,994
Fox Corp.
3.50%, 04/08/30 (a)	51,000	43,716
Freeport-McMoRan Inc.
4.25%, 03/01/30 (a)	87,000	74,582
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	92,000	80,713
General Dynamics Corp.
4.25%, 04/01/50 (a)	35,000	30,266
General Mills Inc.
3.00%, 02/01/51 (a)	32,000	20,947
General Motors Co.
5.20%, 04/01/45 (a)	6,000	4,596
5.40%, 10/02/23 - 04/01/48 (a)	29,000	26,463
6.13%, 10/01/25 (a)	98,000	98,220
6.80%, 10/01/27 (a)	38,000	38,409
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	116,000	99,729
2.35%, 01/08/31 (a)	49,000	35,643
5.25%, 03/01/26 (a)	38,000	37,023
Genuine Parts Co.
2.75%, 02/01/32 (a)	51,000	39,571
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	131,000	119,054
3.60%, 03/01/25 (a)(g)	213,000	205,428
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	35,000	23,216
2.80%, 10/01/50 (a)	54,000	33,295
2.95%, 03/01/27 (a)	6,000	5,467
3.50%, 02/01/25 (a)	21,000	20,292
3.65%, 03/01/26 (a)	21,000	19,980
4.15%, 03/01/47 (a)	20,000	15,813
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25 (a)	57,000	55,429
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	56,000	50,840
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	141,000	141,004
Glencore Funding LLC
3.88%, 04/27/51 (g)	63,000	42,631
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	76,000	65,649
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	180,000	173,835
2.60%, 10/15/25 (a)(g)	119,000	106,889
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (g)	250,000	227,182
3.63%, 03/24/32 (g)	250,000	211,760
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,931
	Principal Amount	Fair Value
5.00%, 11/15/45 (a)	$21,000	$17,474
HCA Inc.
3.13%, 03/15/27 (g)	145,000	128,029
3.50%, 09/01/30	49,000	40,490
3.63%, 03/15/32 (g)	77,000	62,383
4.63%, 03/15/52 (g)	25,000	18,809
5.38%, 02/01/25	381,000	376,516
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	71,000	55,851
3.20%, 06/01/50 (a)(g)	25,000	16,901
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	38,000	28,028
Helmerich & Payne Inc.
2.90%, 09/29/31	39,000	30,475
Hess Corp.
5.60%, 02/15/41	7,000	6,135
5.80%, 04/01/47 (a)	6,000	5,387
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	8,000	7,283
Highwoods Realty LP
4.13%, 03/15/28 (a)	26,000	23,580
4.20%, 04/15/29 (a)	70,000	61,102
Honeywell International Inc.
1.75%, 09/01/31	77,000	60,128
2.70%, 08/15/29 (a)	3,000	2,636
Hormel Foods Corp.
1.80%, 06/11/30 (a)	102,000	81,421
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	265,511
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	200,000	168,000
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	200,000	145,842
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	399,109
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.74% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	465,000	383,681
HSBC Holdings PLC (6.50% fixed rate until 03/23/27; 3.60% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	205,000	171,849
Humana Inc.
1.35%, 02/03/27 (a)	124,000	104,480
2.15%, 02/03/32 (a)	64,000	48,644
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	101,000	81,849
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)	98,000	79,525
Huntsman International LLC
4.50%, 05/01/29	100,000	88,112
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	194,000	167,313

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	$264,000	$252,028
3.50%, 02/11/23 - 07/26/26 (a)(g)	490,000	468,960
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	51,000	34,517
ING Groep N.V. 1.01% + SOFR
3.98%, 04/01/27 (a)(b)	470,000	445,884
Ingredion Inc.
3.90%, 06/01/50 (a)	23,000	16,497
Intel Corp.
2.00%, 08/12/31 (a)	78,000	60,481
2.80%, 08/12/41 (a)	89,000	59,981
2.88%, 05/11/24 (a)	10,000	9,743
3.10%, 02/15/60 (a)	31,000	18,719
Intercontinental Exchange Inc.
2.65%, 09/15/40 (a)	24,000	16,082
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	242,311
4.15%, 05/15/39 (a)	150,000	123,649
4.25%, 05/15/49 (a)	150,000	118,563
International Paper Co.
4.40%, 08/15/47 (a)	35,000	28,022
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	185,000	175,345
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	127,000	104,409
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	250,000	184,812
Jabil Inc.
4.25%, 05/15/27 (a)	205,000	191,222
John Deere Capital Corp.
2.45%, 01/09/30 (a)	127,000	106,741
3.90%, 06/07/32 (a)	40,000	36,697
Johnson & Johnson
3.63%, 03/03/37 (a)	22,000	19,031
Johnson Controls International PLC
4.50%, 02/15/47 (a)	10,000	7,975
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	142,000	122,748
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	83,000	65,968
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	68,000	46,562
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	28,000	21,967
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	155,000	114,957
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	$85,000	$80,202
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	31,000	28,039
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	20,000	15,155
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	124,000	113,006
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	147,000	127,874
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	69,000	45,592
3.27%, 11/01/49 (a)	154,000	109,126
Kansas City Southern/old
3.50%, 05/01/50 (a)	37,000	25,885
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	57,000	48,641
3.80%, 05/01/50 (a)	42,000	29,856
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	7,000	5,471
5.00%, 03/01/43 (a)	21,000	17,016
6.38%, 03/01/41 (a)	21,000	19,543
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	237,000	205,434
5.05%, 02/15/46 (a)	20,000	16,376
KLA Corp.
3.30%, 03/01/50 (a)	51,000	35,851
4.65%, 11/01/24 (a)	21,000	20,946
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	77,000	66,950
Kyndryl Holdings Inc.
2.05%, 10/15/26	96,000	77,166
2.70%, 10/15/28	193,000	141,963
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	36,000	33,951
Lear Corp.
4.25%, 05/15/29 (a)	31,000	27,314
Leidos Inc.
2.95%, 05/15/23 (a)	146,000	144,120
3.63%, 05/15/25 (a)	40,000	38,295
4.38%, 05/15/30 (a)	179,000	156,612
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	22,000	13,941
Life Storage LP
2.20%, 10/15/30 (a)	70,000	53,288
Lincoln National Corp.
4.35%, 03/01/48 (a)	78,000	61,471
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	183,898

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	$10,000	$9,666
4.50%, 05/15/36 (a)	46,000	42,348
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	30,000	24,315
1.70%, 09/15/28 - 10/15/30 (a)	104,000	83,563
3.00%, 10/15/50 (a)	48,000	29,352
3.70%, 04/15/46 (a)	8,000	5,727
4.05%, 05/03/47 (a)	36,000	27,051
5.63%, 04/15/53	73,000	67,479
LYB International Finance III LLC
1.25%, 10/01/25 (a)	35,000	30,823
3.63%, 04/01/51 (a)	49,000	32,046
3.80%, 10/01/60 (a)	21,000	13,175
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (a)	51,000	31,981
McCormick & Company Inc.
1.85%, 02/15/31 (a)	33,000	24,559
3.25%, 11/15/25 (a)	363,000	341,238
McDonald's Corp.
3.60%, 07/01/30 (a)	76,000	68,436
3.63%, 09/01/49 (a)	16,000	11,664
4.88%, 12/09/45 (a)	20,000	17,743
Medtronic Inc.
4.63%, 03/15/45 (a)	6,000	5,423
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	88,000	73,159
Merck & Company Inc.
1.90%, 12/10/28 (a)	132,000	110,712
2.45%, 06/24/50 (a)	64,000	39,496
2.75%, 02/10/25 - 12/10/51 (a)	78,000	62,185
2.90%, 12/10/61 (a)	21,000	13,115
4.00%, 03/07/49 (a)	14,000	11,552
Meta Platforms Inc.
3.85%, 08/15/32 (g)	171,000	150,666
4.45%, 08/15/52 (g)	171,000	139,692
MetLife Inc.
4.72%, 12/15/44 (a)	32,000	27,491
Microchip Technology Inc.
2.67%, 09/01/23 (a)	356,000	346,776
Micron Technology Inc.
3.37%, 11/01/41 (a)	64,000	40,999
3.48%, 11/01/51 (a)	89,000	52,684
Microsoft Corp.
2.40%, 08/08/26 (a)	35,000	32,407
2.68%, 06/01/60 (a)	14,000	8,867
2.92%, 03/17/52 (a)	95,000	67,170
3.45%, 08/08/36 (a)	10,000	8,740
3.50%, 02/12/35 (a)	29,000	26,086
Mid-America Apartments LP
2.88%, 09/15/51 (a)	77,000	48,160
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	14,000	10,419
Morgan Stanley
3.70%, 10/23/24 (a)	22,000	21,461
4.35%, 09/08/26 (a)	102,000	97,407
4.38%, 01/22/47 (a)	30,000	23,989
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	78,000	66,514
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	$305,000	$218,554
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	150,000	90,433
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	32,000	25,523
MPLX LP
2.65%, 08/15/30 (a)	58,000	45,595
5.20%, 12/01/47 (a)	14,000	11,414
Mylan Inc.
5.20%, 04/15/48 (a)	20,000	13,790
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	195,981
National Retail Properties Inc.
4.00%, 11/15/25 (a)	44,000	42,109
NewMarket Corp.
2.70%, 03/18/31 (a)	50,000	38,064
Newmont Corp.
4.88%, 03/15/42 (a)	32,000	27,828
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	45,000	39,367
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	101,000	79,216
NIKE Inc.
3.38%, 03/27/50 (a)	20,000	14,805
NiSource Inc.
3.60%, 05/01/30 (a)	52,000	45,239
3.95%, 03/30/48 (a)	10,000	7,426
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	31,000	25,147
NOV Inc.
3.60%, 12/01/29 (a)	76,000	64,236
Novant Health Inc.
3.32%, 11/01/61 (a)	52,000	34,893
Novartis Capital Corp.
2.20%, 08/14/30 (a)	76,000	63,505
3.00%, 11/20/25 (a)	6,000	5,715
Nutrien Ltd.
4.90%, 06/01/43 (a)	30,000	26,104
NVIDIA Corp.
3.50%, 04/01/50 (a)	35,000	25,762
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (a)	100,000	60,084
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	43,000	37,220
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	10,000	7,929
ONEOK Inc.
4.35%, 03/15/29 (a)	46,000	41,063
Oracle Corp.
2.30%, 03/25/28 (a)	33,000	27,544
2.65%, 07/15/26 (a)	49,000	44,093
2.88%, 03/25/31 (a)	51,000	40,175

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
2.95%, 04/01/30 (a)	$76,000	$61,332
3.60%, 04/01/50 (a)	50,000	31,283
3.65%, 03/25/41 (a)	54,000	36,655
3.80%, 11/15/37 (a)	9,000	6,555
3.95%, 03/25/51 (a)	29,000	19,252
4.00%, 07/15/46 - 11/15/47 (a)	63,000	42,453
4.10%, 03/25/61 (a)	65,000	41,142
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	89,000	82,444
2.57%, 02/15/30 (a)	30,000	24,542
3.36%, 02/15/50 (a)	32,000	21,608
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	43,000	34,857
2.50%, 02/01/31 (a)	76,000	55,334
3.00%, 06/15/28 (a)	72,000	59,365
3.30%, 08/01/40 (a)	76,000	48,802
3.50%, 08/01/50 (a)	30,000	18,283
4.30%, 03/15/45 (a)	50,000	33,432
PacifiCorp
2.70%, 09/15/30 (a)	46,000	38,362
2.90%, 06/15/52 (a)	97,000	61,943
6.25%, 10/15/37 (a)	2,000	2,040
Packaging Corp. of America
3.05%, 10/01/51 (a)	68,000	42,835
Paramount Global
2.90%, 01/15/27 (a)	21,000	18,679
3.70%, 06/01/28 (a)	20,000	17,888
5.25%, 04/01/44 (a)	6,000	4,404
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	44,000	38,800
4.50%, 09/15/29 (a)	75,000	70,989
PartnerRe Finance B LLC (4.50% fixed rate until 10/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	40,000	34,116
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	66,000	60,610
3.25%, 06/01/50 (a)	35,000	23,664
PepsiCo Inc.
1.63%, 05/01/30 (a)	48,000	38,463
2.63%, 07/29/29 (a)	65,000	56,574
2.75%, 10/21/51 (a)	117,000	78,964
Pfizer Inc.
2.70%, 05/28/50 (a)	92,000	62,194
3.45%, 03/15/29 (a)	19,000	17,502
3.60%, 09/15/28 (a)	49,000	46,084
3.90%, 03/15/39 (a)	25,000	21,421
4.13%, 12/15/46 (a)	21,000	18,241
4.40%, 05/15/44 (a)	7,000	6,246
Philip Morris International Inc.
1.50%, 05/01/25 (a)	56,000	51,326
2.10%, 05/01/30 (a)	23,000	17,472
3.38%, 08/15/29 (a)	34,000	29,069
4.13%, 03/04/43 (a)	18,000	12,505
Phillips 66 Co.
2.15%, 12/15/30 (a)	279,000	215,307
3.15%, 12/15/29 (a)(g)	137,000	115,425
3.30%, 03/15/52 (a)	83,000	54,487
3.75%, 03/01/28 (a)(g)	10,000	9,086
4.68%, 02/15/45 (a)(g)	24,000	19,869
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	78,000	68,117
2.15%, 01/15/31 (a)	44,000	33,913
	Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	$59,000	$49,217
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	54,000	49,607
Precision Castparts Corp.
4.38%, 06/15/45 (a)	30,000	25,489
Prospect Capital Corp.
3.36%, 11/15/26 (a)	92,000	76,127
Prudential Financial Inc.
3.94%, 12/07/49 (a)	52,000	39,739
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	46,000	43,183
Public Service Company of Colorado
3.70%, 06/15/28 (a)	45,000	42,032
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	103,000	101,676
PVH Corp.
4.63%, 07/10/25 (a)	144,000	138,066
QUALCOMM Inc.
1.30%, 05/20/28 (a)	13,000	10,739
4.30%, 05/20/47 (a)	7,000	5,952
Quanta Services Inc.
2.35%, 01/15/32 (a)	84,000	61,886
3.05%, 10/01/41 (a)	92,000	58,307
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	18,000	15,042
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	96,000	73,364
2.82%, 09/01/51 (a)	64,000	40,212
3.13%, 05/04/27 (a)	77,000	70,785
3.50%, 03/15/27 (a)	25,000	23,406
3.95%, 08/16/25 (a)	22,000	21,457
4.15%, 05/15/45 (a)	27,000	21,619
4.45%, 11/16/38 (a)	23,000	20,042
Realty Income Corp.
2.85%, 12/15/32 (a)	46,000	36,875
3.00%, 01/15/27 (a)	11,000	10,012
3.25%, 01/15/31 (a)	48,000	40,763
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	89,000	67,358
Regions Financial Corp.
1.80%, 08/12/28 (a)	195,000	160,216
Republic Services Inc.
2.38%, 03/15/33 (a)	135,000	103,614
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,869
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	126,000	81,463
Rio Tinto Finance USA PLC
4.13%, 08/21/42	18,000	15,162
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	26,000	15,308
4.20%, 03/01/49 (a)	34,000	28,790
Rogers Communications Inc.
5.00%, 03/15/44 (a)	10,000	8,188
Roper Technologies Inc.
2.95%, 09/15/29 (a)	51,000	43,009
Ross Stores Inc.
4.70%, 04/15/27 (a)	16,000	15,625

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Royalty Pharma PLC
0.75%, 09/02/23 (a)	$57,000	$54,587
1.20%, 09/02/25 (a)	77,000	68,136
1.75%, 09/02/27 (a)	37,000	30,522
2.15%, 09/02/31 (a)	64,000	47,240
2.20%, 09/02/30 (a)	13,000	9,937
3.30%, 09/02/40 (a)	7,000	4,731
RPM International Inc.
3.75%, 03/15/27 (a)	20,000	18,463
Ryder System Inc.
2.90%, 12/01/26 (a)	134,000	121,056
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	20,000	18,260
4.50%, 05/15/30 (a)	27,000	24,604
5.00%, 03/15/27 (a)	7,000	6,723
5.88%, 06/30/26 (a)	97,000	96,949
Salesforce Inc.
1.95%, 07/15/31 (a)	62,000	48,891
2.70%, 07/15/41 (a)	83,000	57,218
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	200,000	188,544
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	254,000	229,144
4.38%, 04/16/49 (a)(g)	254,000	210,449
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	39,000	35,259
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	352,000	295,504
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	19,000	16,325
Sempra Energy
3.80%, 02/01/38 (a)	10,000	7,804
4.00%, 02/01/48 (a)	16,000	11,962
Sempra Energy (4.13% fixed rate until 04/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	122,000	97,088
Shell International Finance BV
3.13%, 11/07/49 (a)	48,000	32,992
3.75%, 09/12/46 (a)	16,000	12,217
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	3,912
3.20%, 09/23/26 (a)	8,000	7,385
Simon Property Group LP
3.38%, 06/15/27 (a)	27,000	24,767
Sonoco Products Co.
2.85%, 02/01/32 (a)	94,000	74,667
Southern California Edison Co.
4.00%, 04/01/47 (a)	91,000	66,511
4.20%, 03/01/29 (a)	66,000	61,032
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	49,000	36,366
4.40%, 05/30/47 (a)	7,000	5,487
Southwest Airlines Co.
2.63%, 02/10/30 (a)	76,000	61,052
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	32,000	29,002
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,378
4.50%, 03/15/45 (a)	7,000	5,557
Spirit Realty LP
4.00%, 07/15/29 (a)	57,000	49,253
	Principal Amount	Fair Value
Stanley Black & Decker Inc.
3.00%, 05/15/32 (a)	$109,000	$89,316
Starbucks Corp.
4.00%, 11/15/28 (a)	20,000	18,787
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	155,224
Stryker Corp.
1.95%, 06/15/30 (a)	102,000	80,761
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(g)	466,000	459,346
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	416,516
Suncor Energy Inc.
4.00%, 11/15/47 (a)	8,000	6,015
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	215,415
Sysco Corp.
3.25%, 07/15/27 (a)	22,000	20,048
5.95%, 04/01/30 (a)	8,000	8,098
6.60%, 04/01/50 (a)	11,000	11,518
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	158,482
3.18%, 07/09/50 (a)	200,000	133,064
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (a)	235,000	218,277
4.00%, 04/14/32 (a)	50,000	43,411
Tampa Electric Co.
2.40%, 03/15/31 (a)	95,000	77,012
3.45%, 03/15/51 (a)	54,000	37,857
4.35%, 05/15/44 (a)	64,000	52,679
Tapestry Inc.
4.13%, 07/15/27 (a)	9,000	8,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	230,000	212,856
Target Corp.
2.50%, 04/15/26 (a)	26,000	24,123
Teck Resources Ltd.
5.40%, 02/01/43 (a)	25,000	20,646
Texas Instruments Inc.
3.88%, 03/15/39 (a)	36,000	31,113
The Allstate Corp.
4.20%, 12/15/46 (a)	66,000	54,941
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	98,000	90,291
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	50,000	44,262
The Boeing Co.
2.20%, 02/04/26 (a)	145,000	128,727
2.70%, 02/01/27 (a)	124,000	107,808
2.95%, 02/01/30 (a)	28,000	22,538
3.25%, 03/01/28 (a)	7,000	6,070
3.55%, 03/01/38 (a)	6,000	4,104
3.75%, 02/01/50 (a)	30,000	19,377

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.04%, 05/01/27 (a)	$181,000	$174,305
5.15%, 05/01/30 (a)	101,000	93,525
5.81%, 05/01/50 (a)	62,000	53,952
The Charles Schwab Corp.
2.45%, 03/03/27 (a)	80,000	71,973
2.90%, 03/03/32 (a)	45,000	37,162
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	126,000	93,240
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	123,000	114,519
The Clorox Co.
1.80%, 05/15/30 (a)	70,000	54,018
The Coca-Cola Co.
2.60%, 06/01/50 (a)	51,000	32,804
2.75%, 06/01/60 (a)	38,000	23,717
The Dow Chemical Co.
2.10%, 11/15/30 (a)	37,000	28,428
3.60%, 11/15/50 (a)	37,000	25,200
4.25%, 10/01/34 (a)	23,000	19,386
5.55%, 11/30/48 (a)	24,000	21,774
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	35,000	29,563
The George Washington University
4.13%, 09/15/48	100,000	81,528
The Goldman Sachs Group Inc.
3.85%, 01/26/27 (a)	219,000	204,165
4.25%, 10/21/25 (a)	5,000	4,820
5.15%, 05/22/45 (a)	24,000	20,016
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	93,000	78,671
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (b)	52,000	39,280
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (b)	39,000	25,068
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	61,000	41,210
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (b)	98,000	67,887
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	24,000	21,339
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	27,000	21,410
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	$44,000	$40,068
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	108,000	91,135
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
5.03%, 02/12/67 (a)(b)(g)	67,000	54,954
The Home Depot Inc.
2.70%, 04/15/30 (a)	27,000	23,083
3.35%, 04/15/50 (a)	50,000	35,891
3.50%, 09/15/56 (a)	30,000	21,298
3.90%, 12/06/28 - 06/15/47 (a)	42,000	36,807
4.50%, 12/06/48 (a)	19,000	16,623
4.95%, 09/15/52	30,000	28,125
The Kroger Co.
2.20%, 05/01/30 (a)	44,000	34,945
4.65%, 01/15/48 (a)	14,000	11,821
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	108,000	74,620
The Progressive Corp.
3.00%, 03/15/32 (a)	148,000	124,518
3.70%, 03/15/52 (a)	25,000	19,067
The Southern Co.
3.25%, 07/01/26 (a)	10,000	9,273
The Toronto-Dominion Bank
3.20%, 03/10/32 (a)	205,000	168,457
4.46%, 06/08/32 (a)	105,000	95,811
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/2026; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	38,000	34,824
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	81,000	50,146
The Walt Disney Co.
2.65%, 01/13/31 (a)	76,000	62,797
3.38%, 11/15/26 (a)	7,000	6,593
3.60%, 01/13/51 (a)	48,000	35,748
4.75%, 11/15/46 (a)	7,000	6,227
6.65%, 11/15/37 (a)	50,000	54,682
The Williams Companies Inc.
3.75%, 06/15/27 (a)	7,000	6,443
4.85%, 03/01/48 (a)	22,000	18,198
4.90%, 01/15/45 (a)	58,000	47,093
5.40%, 03/04/44 (a)	7,000	6,115
The Williams Cos. Inc.
5.30%, 08/15/52	40,000	35,043
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	56,000	39,299
Time Warner Cable LLC
6.55%, 05/01/37	21,000	19,048
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	90,000	86,099
3.75%, 04/15/27 (a)	114,000	105,370
3.88%, 04/15/30 (a)	28,000	24,814
4.50%, 04/15/50 (a)	22,000	17,694
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	53,000	48,370

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	$48,000	$46,492
3.80%, 03/21/29 (a)	10,000	8,988
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	67,000	62,120
4.88%, 01/15/26 (a)	14,000	13,754
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	145,000	134,941
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	27,000	24,727
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	197,000	177,562
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	7,000	5,715
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	26,000	23,859
Tyson Foods Inc.
4.00%, 03/01/26 (a)	123,000	117,969
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	259,000	212,662
UDR Inc.
2.10%, 08/01/32 (a)	64,000	46,381
3.00%, 08/15/31 (a)	38,000	30,411
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(g)	360,000	308,315
Union Pacific Corp.
3.55%, 05/20/61 (a)	59,000	41,018
3.60%, 09/15/37 (a)	10,000	8,125
3.80%, 04/06/71 (a)	29,000	20,468
4.10%, 09/15/67 (a)	21,000	15,871
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	80,000	64,539
4.20%, 05/15/32 (a)	80,000	74,382
4.45%, 12/15/48 (a)	49,000	41,480
4.75%, 07/15/45 - 05/15/52 (a)	88,000	78,759
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	8,000	7,287
Ventas Realty LP
3.25%, 10/15/26 (a)	36,000	33,060
Verizon Communications Inc.
2.10%, 03/22/28 (a)	101,000	85,226
2.36%, 03/15/32 (a)	137,000	105,354
2.55%, 03/21/31 (a)	95,000	75,843
3.00%, 03/22/27 (a)	180,000	163,919
3.40%, 03/22/41 (a)	69,000	50,509
3.55%, 03/22/51 (a)	50,000	35,306
3.70%, 03/22/61 (a)	75,000	51,037
4.40%, 11/01/34 (a)	52,000	45,481
4.86%, 08/21/46 (a)	114,000	98,941
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	55,000	43,681
Visa Inc.
2.70%, 04/15/40 (a)	51,000	36,910
	Principal Amount	Fair Value
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	$179,000	$170,506
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	315,950
Vodafone Group PLC
4.38%, 05/30/28 (a)	28,000	26,386
5.25%, 05/30/48 (a)	21,000	17,289
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	232,000	188,832
Vontier Corp.
2.40%, 04/01/28 (a)	133,000	103,727
2.95%, 04/01/31 (a)	102,000	73,323
Vornado Realty LP
2.15%, 06/01/26 (a)	120,000	101,508
3.50%, 01/15/25 (a)	23,000	21,475
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	6,000	4,292
Walmart Inc.
1.80%, 09/22/31 (a)	64,000	50,997
2.50%, 09/22/41 (a)	64,000	44,632
2.65%, 09/22/51 (a)	31,000	20,909
Warnermedia Holdings Inc.
5.05%, 03/15/42 (a)(g)	25,000	18,712
5.14%, 03/15/52 (a)(g)	25,000	18,167
5.39%, 03/15/62 (a)(g)	25,000	18,122
Waste Connections Inc.
2.20%, 01/15/32 (a)	89,000	69,142
2.95%, 01/15/52 (a)	89,000	57,784
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	10,000	9,500
Wells Fargo & Co.
4.15%, 01/24/29 (a)	87,000	80,037
4.75%, 12/07/46 (a)	87,000	69,590
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	96,000	93,732
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	115,000	105,131
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	208,000	178,339
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	105,000	72,202
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	238,000	216,644
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	165,000	157,717
Westlake Corp.
2.88%, 08/15/41 (a)	35,000	22,152
3.13%, 08/15/51 (a)	40,000	24,666
3.38%, 08/15/61 (a)	39,000	22,501

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	$80,000	$73,665
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	57,000	48,532
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	70,000	51,337
Willis North America Inc.
3.88%, 09/15/49 (a)	51,000	35,628
Workday Inc.
3.50%, 04/01/27 (a)	85,000	78,709
3.70%, 04/01/29 (a)	170,000	152,466
WPP Finance 2010
3.75%, 09/19/24 (a)	31,000	30,029
Xcel Energy Inc.
3.40%, 06/01/30 (a)	61,000	53,090
Yamana Gold Inc.
2.63%, 08/15/31 (a)	102,000	75,437
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	6,297
3.90%, 08/20/28 (a)	27,000	25,024
		52,008,745
Non-Agency Collateralized Mortgage Obligations - 5.8%
BANK 2017-BNK7
3.18%, 09/15/60	2,398,000	2,177,478
BANK 2018-BNK15
4.41%, 11/15/61 (b)	1,001,000	953,334
BPR Trust 2022-OANA 1.90% + 1-month Term SOFR
4.74%, 04/15/37 (b)(g)	372,398	369,841
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	460,000	395,792
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	839,000	720,070
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	336,823	310,100
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (g)	191,000	182,801
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(g)	170,000	168,628
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	240,000	235,548
GS Mortgage Securities Trust 2012-GCJ9
1.94%, 11/10/45 (b)(d)	106,419	4
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (b)	380,000	302,728
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	291,000	264,527
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	1,523,000	1,296,021
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	743,000	639,848
	Principal Amount	Fair Value
Impac CMB Trust 2004-5 0.72% + 3 month USD LIBOR
3.80%, 10/25/34 (b)	$17,631	$17,249
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.31%, 12/15/47 (b)(d)	200,089	8
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (b)	125,000	123,198
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81%, 11/15/48 (b)	250,000	192,805
MASTR Alternative Loan Trust 2003-5
5.00%, 10/25/22 (d)	1,532	192
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%, 03/15/48 (b)(d)	3,061,668	46,452
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	485,082	417,559
Wells Fargo Commercial Mortgage Trust 2015-C26
1.34%, 02/15/48 (b)(d)	2,441,500	54,345
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	235,000	231,502
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	533,000	521,255
		9,621,285
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	290,000	227,792
3.86%, 06/21/47 (a)	200,000	146,660
Government of Mexico
4.75%, 03/08/44 (a)	200,000	153,866
Government of Panama
3.16%, 01/23/30 (a)	200,000	163,216
3.87%, 07/23/60 (a)	200,000	118,348
Government of Peru
1.86%, 12/01/32 (a)	140,000	98,701
2.78%, 12/01/60 (a)	230,000	124,315
5.63%, 11/18/50 (a)	105,000	98,645
Government of Philippines
3.95%, 01/20/40 (a)	200,000	159,226
Government of Qatar
4.82%, 03/14/49 (a)(g)	258,000	238,648
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	96,422
		1,625,839
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	130,000	138,276
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	87,373
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	192,213
State of California
4.60%, 04/01/38	200,000	186,889

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
State of Illinois
5.10%, 06/01/33	$95,000	$90,493
		695,244
Total Bonds and Notes (Cost $181,980,431)		159,144,127

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	167,454
Total Investments in Securities (Cost $182,166,906)		159,311,581
	Number of Shares	Fair Value
Short-Term Investments - 14.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (a)(h)(i) (Cost $24,062,798)	24,062,798	$24,062,798
Total Investments (Cost $206,229,704)		183,374,379
Liabilities in Excess of Other Assets, net - (9.5)%		(15,874,219)
NET ASSETS - 100.0%		$167,500,160

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$11,250	5.00%/ Quarterly	12/20/27	$(462,869)	$(462,858)	$(11)

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2022	16	$2,171,656	$2,022,500	$(149,156)
U.S. Ultra Long-Term Treasury Bond Futures	December 2022	20	2,949,507	2,740,000	(209,507)
2 Yr. U.S. Treasury Notes Futures	December 2022	81	16,913,890	16,636,641	(277,249)
					$(635,912)

The Fund had the following short futures contracts open at September 30, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2022	52	$(6,059,048)	$(5,827,250)	$231,798
10 Yr. U.S. Treasury Ultra Futures	December 2022	26	(3,201,213)	(3,080,594)	120,619
5 Yr. U.S. Treasury Notes Futures	December 2022	42	(4,671,015)	(4,515,328)	155,687
					$508,104

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures swaps and/or TBAs.
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)

(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to $11,152,976 or 6.66% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stock	$167,454	$—	$—	$167,454
U.S. Treasuries	—	55,507,833	—	55,507,833
Agency Mortgage Backed	—	37,754,581	—	37,754,581
Agency Collateralized Mortgage Obligations	—	1,210,488	—	1,210,488
Asset Backed	—	720,112	—	720,112
Corporate Notes	—	52,008,745	—	52,008,745
Non-Agency Collateralized Mortgage Obligations	—	9,621,285	—	9,621,285
Sovereign Bonds	—	1,625,839	—	1,625,839
Municipal Bonds and Notes	—	695,244	—	695,244
Short-Term Investments	24,062,798	—	—	24,062,798
Total Investments in Securities	$24,230,252	$159,144,127	$—	$183,374,379
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(11)	—	(11)
Long Futures Contracts - Unrealized Depreciation	(635,912)	—	—	(635,912)
Short Futures Contracts - Unrealized Appreciation	508,104	—	—	508,104
Total Other Financial Instruments	$(127,808)	$(11)	$—	$(127,819)

See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,377,841	$25,377,841	$61,307,214	$62,622,257	$—	$—	24,062,798	$24,062,798	$118,506
See Notes to Schedule of Investments.
Elfun Income Fund	17

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s Schedule of Investments.
18

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2022, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended September 30, 2022, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through
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Elfun Income Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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